Note 10 - Black-Scholes Option Pricing Model Assumptions (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Minimum [Member]
Risk-free interest rate	1.20%		1.50%	1.70%	1.50%
Expected volatility	77.60%		57.80%	47.00%	57.80%
Expected life (in years)			4 years 36 days	4 years 36 days	5 years
Maximum [Member]
Risk-free interest rate	1.40%		1.60%	1.80%	1.60%
Expected volatility	82.10%		59.30%	60.00%	59.30%
Expected life (in years)			4 years 73 days	5 years 109 days	6 years 182 days
Expected volatility				59.00%
Expected life (in years)	4 years 73 days		4 years 73 days	5 years 109 days	4 years 73 days
Expected dividend yield			0.00%	0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 0.14		$ 13.60	$ 13.40	$ 28.80
Allocated Share-based Compensation Expense	$ 296,385	$ 209,209